Income Taxes (Details 4)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	34.00%	34.00%	34.00%
State income taxes, net of federal benefit	4.40%	3.10%	5.00%
Tax credits	(0.00%)	1.50%	(0.00%)
Tax Cuts and JOBS Act	(22.00%)	0.00%	0.00%
Change in tax rate	(8.30%)	0.00%	0.00%
Change in valuation allowance	1.80%	(33.80%)	(34.40%)
Other	(1.60%)	0.00%	0.00%
Permanent differences	(8.30%)	(7.10%)	(4.60%)
Provision for income taxes	0.00%	(2.30%)	0.00%